Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
May 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON May 15, 2002.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 27, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          16

Form 13F Information Table Value Total:         $      447,947
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALZA CORP DEL		       COM              022615108    32400   800000 SH       DEFINED 03             800000        0        0
AT RD INC		       COM              04648K105      493   292000 SH       DEFINED 03             292000        0        0
BARRETT RES CORP               COM PAR $0.01    068480201    42035   700000 SH       DEFINED 03             700000        0        0
DALLAS SEMICONDUCTOR CORP      COM              235204104     4978   191400 SH       DEFINED 03             191400        0        0
FRITZ COS INC		       COM              358846103     1092   101000 SH       DEFINED 03             101000        0        0
HONEYWELL INTL INC             COM              438516106   116076  2845000 SH       DEFINED 03            2845000        0        0
IMPROVENET INC		       COM		45321E106  	     385600 SH	     DEFINED 03		    385600	  0        0
INTERMEDIA COMMUNICATIONS INC  COM		458801107    17313  1000000 SH	     DEFINED 03  	   1000000	  0        0
MCN ENERGY GROUP INC	       COM		55267J100     5596   216900 SH	     DEFINED 03 	    216900	  0	   0
QUAKER OATS CO		       COM		747402105       97     1000 SH	     DEFINED 03 	      1000	  0	   0
RAYTHEON CO		       CL A	        755111309     4526   155000 SH	     DEFINED 03		    155000 	  0	   0
SAUER-DANFOSS INC	       COM	        804137107     2454   490713 SH	     DEFINED 03			 0	  0   490713
SODEXHO MARRIOT SVCS INC       COM	        833793102    43575  1500000 SH	     DEFINED 03	           1500000        0        0
TOSCO CORP		       COM NEW	        891490302    65243  1525800 SH	     DEFINED 03	 	   1525800	  0	   0
VOICESTREAM WIRELESS CORP      COM	        928615103    89069   964861 SH	     DEFINED 03		    964861	  0        0
WILLAMETTE INDS INC	       COM	        969133107    23000   500000 SH	     DEFINED 03             500000	  0        0
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